Related Party Transactions and Key Management Compensation (Details 1) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		May 18, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Salaries and benefits		$ 1,100
Total			$ 4,628	$ 3,146	$ 519
Directors [Member]
IfrsStatementLineItems [Line Items]
Salaries and benefits	[1]		1,695	643	519
Share based payments			2,933	2,503
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salaries and benefits	[1]		1,695	643	519
Share based payments			$ 2,933	$ 2,503

[1]	Salaries and benefits include sign-on bonuses for certain key management personnel as well as director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU's for their services and officers are entitled to cash remuneration and share based compensation for their services.